FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JUNE 2, 2008 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                            MONEY MARKET MUTUAL FUNDS
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007


PORTFOLIO MANAGER CHANGE - FIFTH THIRD INTERNATIONAL EQUITY FUND

Effective immediately, the section "Fund Management--Portfolio Managers" beginning on page 95 of the Prospectus is updated to reflect the following portfolio manager change:

Mr. Bill Natcher no longer serves as portfolio manager of the Fifth Third International Equity Fund.



                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SPABC0608

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED JUNE 2, 2008 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2007


PORTFOLIO MANAGER CHANGE - FIFTH THIRD INTERNATIONAL EQUITY FUND

Effective immediately, the section "Fund Management--Portfolio Managers" beginning on page 78 of the Prospectus is updated to reflect the following portfolio manager change:

Mr. Bill Natcher no longer serves as portfolio manager of the Fifth Third International Equity Fund.



                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SPSTBD0608

                                FIFTH THIRD FUNDS

                      Supplement Dated June 2, 2008 to the
                  Combined Statement of Additional Information
                             dated November 29, 2007


PORTFOLIO MANAGER CHANGE

Mr. Bill Natcher no longer serves as a portfolio manager of the Fifth International Equity Fund. Accordingly, all references to Mr. Natcher in the Statement of Additional Information are hereby deleted.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

SP-SAI608